Related party transactions and balances (Details Narrative) - Tonghuai SG Enterprise Pte. Ltd [Member]	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Related Party Transaction [Line Items]
Amount from due receivables balance	$ 2,294,494		$ 2,995,423	$ 732,753
Amount due to payable balance	1,991,600		$ 2,600,000
Repayment	$ 250,000	$ 337,330